Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents certain information regarding compensation paid to the Company’s Principal Executive Officer (“PEO”) and other Named Executive Officers (“Other NEOs” or “Non-PEOs”), and certain measures of financial performance, for the years ended December 31, 2025, 2024 and 2023 The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K. The Compensation Committee believes that 2025 compensation decisions for the PEO and Non-PEOs are reflective of the firm’s overall operating, strategic, financial and stock price performance and thus aligned with shareholders.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial $100 Investment based on Total Shareholder Return (3)	Net Income ($)

2025	$598,769	$598,769	$332,409	$369,574	$204	$6,326,000
2024	$578,000	$634,600	$299,823	$702,013	$204	$8,984,000
2023	$532,000	$637,120	$282,711	$282,711	$119	$5,296,000

PEO Total Compensation Amount	$ 598,769	$ 578,000	$ 532,000
PEO Actually Paid Compensation Amount	$ 598,769	634,600	637,120
Adjustment To PEO Compensation, Footnote
(1)

Dayton Judd served as the Company’s PEO during the fiscal years presented. The following amounts were added and deducted from the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid to the PEO in accordance with SEC regulations

Adjustments to Determine Compensation “Actually Paid”	2025	2024	2023
Deduction for Amount Reported under the “Stock Awards” column in the SCT	$-	$-	$-
Deduction for Amount Reported under the “Option Awards” column in the SCT	-	-	-
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	-	-	-
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	-	-	-
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	-	-	86,980
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	-	56,600	18,140
Total Adjustments	$-	$56,600	$105,120

Non-PEO NEO Average Total Compensation Amount	$ 332,409	299,823	282,711
Non-PEO NEO Average Compensation Actually Paid Amount	$ 369,574	702,013	282,711
Adjustment to Non-PEO NEO Compensation Footnote
(2)

For the year ended December 31, 2025, Ryan Hansen and Jakob York were our other NEOs. The following amounts were added and deducted from the Average Summary Compensation Total amount to determine the average compensation actually paid to our other NEOs in accordance with SEC regulations:

Adjustments to Determine Average Compensation “Actually Paid”	2025	2024
Deduction for Amount Reported under the “Stock Awards” column in the SCT	$-	$-
Deduction for Amount Reported under the “Option Awards” column in the SCT	(17,620)	-
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	(2,820)	-
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	(940)	-
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	(695)	192,400
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	59,240	209,790
Total Adjustments	$37,165	$402,190

(3)

Represents the cumulative shareholder return of a fixed investment of $100 made at the closing price of the Company’s Common Stock at December 31, 2022 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.

Analysis of the Information Presented in the Pay Versus Performance Table

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO

From 2024 to 2025, compensation actually paid to the PEO decreased by $35,831 or 6%. Over the same period, the Company’s Total Shareholder Return was flat. Key factors that drove the decrease in pay during this period were fewer adjustments for options being measured based on the compensation actually paid calculation prescribed by the SEC.

Other NEOs

From 2024 to 2025, average compensation paid to the Other NEOs decreased by $332,740 or 10%. Over the same period, the Company’s Total Shareholder Return was flat. Key factors that drove the increase in pay during the previous period were the increases in the fair value of options to the Other NEOs, which did not occur in the current period.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Stockholder Return (“TSR”)

Historically we have not used financial performance measures such as TSR to align with compensation actually paid to our NEO’s. As described in more detail above, part of the compensation our NEO’s are eligible to receive consists of annual performance-based cash bonuses and equity awards that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

Our Company has historically looked to net income as a performance measure for our executive compensation program. In fiscal 2025, our net income decreased $2.7 million, or 30%, as compared to fiscal 2024. The compensation actually paid for our PEO and non-PEOs decreased between 2024 and 2025.

Total Shareholder Return Amount	$ 204	204	119
Net Income (Loss)	6,326,000	8,984,000	5,296,000
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	56,600	105,120
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	86,980
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	56,600	18,140
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	$ 0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,165	402,190
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,820)	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(695)	192,400
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(940)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,240	209,790
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,620)	$ 0